Disclosure of effect of overlay approach reclassification on profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Long-term debt	$ 121,877	$ 154,503
Accumulated deficit	(180,367)	(186,444)
Non-controlling interest	570	0
Finance expense	17,476	13,849
Non-controlling interest	570	0
Effect of adoption of IFRS 9 [Member]
Statement [Line Items]
Long-term debt	(2,637)	(2,971)
Accumulated deficit	2,467	2,768
Non-controlling interest	170	203
Finance expense	334
Non-controlling interest	(33)
In accordance with IFRS 9 [Member]
Statement [Line Items]
Long-term debt	119,240	151,532
Accumulated deficit	(177,900)	(183,676)
Non-controlling interest	740	$ 203
Finance expense	17,810
Non-controlling interest	$ 537